RBC BlueBay Access Capital Community Investment Fund Investment Objectives and Goals - RBC BlueBay Access Capital Community Investment Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RBC BlueBay Access Capital Community Investment Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).